Expense Example - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund - Fidelity Magellan Fund	May 28, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847